Employee Benefit Plans, Accumulated Benefit Obligation in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 9,505	$ 5,726
Accumulated benefit obligation	9,178	5,533
Fair value of plan assets	7,204	3,883
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Parent Company Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.60%
Parent Company Stock [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%
Underfunded [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	8,733	5,001
Accumulated benefit obligation	8,418	4,826
Fair value of plan assets	7,204	3,883
Unfunded [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	772	725
Accumulated benefit obligation	760	707
Fair value of plan assets	$ 0	$ 0